Finance Results - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial results [abstract]
Interest on debt	R$ (2,148,322)	R$ (1,626,911)	R$ (1,595,140)
Monetary and exchange rate variation	(3,253,446)	(438,430)	(1,488,293)
Derivatives and fair value measurement	3,918,848	764,816	1,530,494
Amortization of borrowing costs	(58,732)	(56,397)	(54,007)
Guarantees and warranties	56,079	65,207	107,692
Cost of gross debt	(1,597,731)	(1,422,129)	(1,714,638)
Income from financial investment	369,690	407,701	437,583
Total Income from financial investment and exchange rate in cash and cash equivalents	369,690	407,701	437,583
Cost of debt, net	(1,228,041)	(1,014,428)	(1,277,055)
Interest on other receivables	201,060	435,498	460,886
Interest on other payables	(16,293)	(302,620)	(87,499)
Interest on leases and concessions agreements	(37,657)	(190,272)	(186,259)
Interest on leases payable	(557,825)	(368,968)	(105,085)
Advances on real state credits			(5,091)
Interest on shareholders' equity	(4,959)	(18,726)	(13,011)
Interest on contingencies and contracts	(234,368)	(222,617)	(227,825)
Bank charges and other	(75,408)	(196,230)	(94,505)
Foreign exchange, net	(30,505)	(89,260)	(62,978)
Other charges and monetary variations net	(755,955)	(953,195)	(321,367)
Finance results, net	(1,983,996)	(1,967,623)	(1,598,422)
Finance expense	(4,727,561)	(3,690,578)	(2,836,763)
Finance income	407,710	974,604	1,032,158
Foreign exchange, net	(3,258,656)	(526,946)	(1,552,366)
Derivatives	5,594,511	1,275,297	1,758,549
Finance results, net	R$ (1,983,996)	R$ (1,967,623)	R$ (1,598,422)